Restatement of Previously Issued Consolidated Financial Statements - Schedule of Restatement Adjustments and Reclassifications Adjustments on Consolidated Statement of Cash Flows (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash used in operating activities	$ (56,891)	$ 138,645	$ (798,117)	$ 15,321,913
Net cash used in financing activities	(823,950)	(88,554)	(299,529)	(1,912,610)
Net cash used in investing activities	456,359	(2,699,051)	(6,094,258)	(2,975,466)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(108,846)	(540,928)	135,719
(Decrease) increase in cash and cash equivalents and restricted cash	(526,905)	(2,757,806)	(7,732,832)	10,569,556
Cash, cash equivalents and restricted cash, beginning of year	1,129,122	3,886,928	11,619,760	1,050,204
Cash, cash equivalents and restricted cash, end of year		1,129,122	3,886,928	11,619,760
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash used in operating activities		103,997	(770,745)	15,352,541
Net cash used in financing activities		(76,063)	(241,399)	(1,896,680)
Net cash used in investing activities		(2,924,113)	(5,760,470)	(3,023,574)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(114,901)	(560,769)	137,269
(Decrease) increase in cash and cash equivalents and restricted cash		(3,011,080)	(7,333,383)	10,569,556
Cash, cash equivalents and restricted cash, beginning of year	1,275,297	4,286,377	11,619,760	1,050,204
Cash, cash equivalents and restricted cash, end of year		1,275,297	4,286,377	11,619,760
Restatement Adjustments and Reclassifications
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash used in operating activities		(34,648)	(27,372)	(30,628)
Net cash used in financing activities		(12,491)	(58,130)	(15,930)
Net cash used in investing activities		225,062	(333,788)	48,108
Effect of exchange rate changes on cash, cash equivalents and restricted cash		6,055	19,841	(1,550)
(Decrease) increase in cash and cash equivalents and restricted cash		253,274	(399,449)	0
Cash, cash equivalents and restricted cash, beginning of year	$ (146,175)	(399,449)	0	0
Cash, cash equivalents and restricted cash, end of year		$ (146,175)	$ (399,449)	$ 0